Note 5 - Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Central Mare [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Year Ended December 31,
	2015	2016	2017	Presented in:
Executive officers and other personnel expenses	1,560	1,530	2,400	General and administrative expenses - Statement of comprehensive loss
Amortization of awarded shares*	131	47	(25)	Management fees - related parties - Statement of comprehensive loss
Total	1,691	1,577	2,375
	Year Ended December 31,
	2015	2016	2017	Presented in:
Management fees	140	118	34	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	701	1,598	2,242	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	72	43	31	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	66	104	136	Vessel operating expenses -Statement of comprehensive loss
	114	67	22	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	189	179	183	Management fees - related parties -Statement of comprehensive loss
Financing fees	44	131	139	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission for sale and purchase of vessels	570	-	1,081	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	161	358	487	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	600	-	1,250	Management fees - related parties - Statement of comprehensive loss
Total	2,657	2,598	5,605